Property and Equipment (Details) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Office Equipment		$ 4,000	$ 4,000
Less: accumulated depreciation and amortization		(2,000)	0
Total	$ 105,000	$ 2,000	$ 4,000